Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Provision for Income Tax
Income tax expense consists of the following:

	2020	2019	2018
Current payable (benefit)
Federal	$872	$806	$(181)
State	382	89	36

	1,254	895	(145)

Deferred tax expense	498	459	973

Income tax expense	$1,752	$1,354	$828

Differences between Income Taxes Calculated at Federal Statutory Rate and Income Tax Expense
The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2020	2019	2018
Federal taxes based on statutory rate	$1,823	$1,524	$1,575
State income taxes, net of federal benefit	326	145	133
Tax-exempt investment interest	(280)	(309)	(487)
Income related to bank-owned life insurance	(126)	—	—
Other, net	9	(6)	(394)

Income tax expense	$1,752	$1,354	$8,28

Net Deferred Tax Assets
At December 31, 2020 and December 31, 2019, net deferred tax assets consist
of the following:

	2020	2019
Deferred tax assets
Allowance for loan losses	$1,181	$937
Deferred compensation liability	2,485	2,488
Net operating loss carryforward	267	1,000
Other real estate owned	488	819
Acquisition fair value adjustments	76	130
Unrealized loss on securities available-for-sale	—	262
Other	206	6

Total	4,703	5,642
Deferred tax liabilities
Premises and equipment	1,622	1,603
Unrealized gain on securities available-for-sale	1,376	—
Core deposit intangible	157	184
Other	—	171

Total	3,155	1,958

Net deferred tax asset	$1,548	$3,684